EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
EQUITY
EQUITY
Preferred Stock
The Company’s charter authorizes the Company to issue 10.0 million shares of its $0.01 par value preferred stock.  As of December 31, 2012 and 2011, no shares of preferred stock were issued and outstanding.
Common Stock
As of December 31, 2012, the Company had issued an aggregate of 1,283,727 shares of its $0.01 par value common stock in connection with its private offering, and 21,008,880 shares of its common stock (including stock dividends and shares issued under the distribution reinvestment plan - see below) in connection with its currently ongoing public offering.  On June 15, 2010, the Advisor exchanged 4,500 common shares for 45,000 shares of the Company’s convertible stock. Additionally, 11,077 shares of common stock were redeemed by stockholders for $110,736 during 2012, pursuant to the Company's share redemption program. Therefore, 22,277,030 shares of common stock are outstanding as of December 31, 2012.
Convertible Stock
As of December 31, 2012 and 2011, the Company had 50,000 shares of $0.01 par value convertible stock outstanding of which the Advisor and affiliated persons own 49,063 shares and outside investors own 937 shares.  The convertible stock will convert into shares of the Company’s common stock upon the occurrence of one of two events:  first, if the Company has paid distributions to common stockholders that in the aggregate equal 100% of the price at which the Company originally sold the shares plus an amount sufficient to produce a 10% cumulative, non-compounded annual return on the shares at that price; and secondly, if the Company lists its common stock on a national securities exchange and, on the 31st trading day after listing, the Company’s value based on the average trading price of its common stock since the listing, plus prior distributions, combine to meet the same 10% return threshold.
Redemption of Securities
During the year ended December 31, 2012, the Company redeemed its shares as follows:

Period	Total Number of Shares Redeemed (1)	Average Price Paid per Share	Total Number of Shares Purchased as Part of a Publicly Announced Plan or Program (2)	Approximate Dollar Value of Shares Available That May Yet Be Redeemed Under the Program
October 2012	—	—	3,283	(3)
November 2012	—	—	3,283	(3)
December 2012	7,794	$6.58	11,077	(3)

(1)	All redemptions of equity securities by the Company in the year ended December 31, 2012 were made pursuant to the Company's share redemption program.

(2)	The redemption program commenced on June 16, 2010 and was subsequently amended on September 29, 2011.

(3)	The Company currently limits the dollar value and number of shares that may be redeemed under the program.
All redemption requests tendered were honored during the year ended December 31, 2012.
The Company will not redeem in excess of 5% of the weighted-average number of shares outstanding during the 12-month period immediately prior to the effective date of redemption. The Company's board of directors will determine at least quarterly whether it has sufficient excess cash to repurchase shares. Generally, the cash available for redemptions will be limited to proceeds from the Company's distribution reinvestment plan plus, if the Company has positive operating cash flow from the previous fiscal year, 1% of all operating cash flow from the previous year.
The Company's board of directors, in its sole discretion, may suspend, terminate or amend the Company's share redemption program without stockholder approval upon 30 days' notice if it determines that such suspension, termination or amendment is in the Company's best interest. The Company's board may also reduce the number of shares purchased under the share redemption program if it determines the funds otherwise available to fund the Company's share redemption program are needed for other purposes. These limitations apply to all redemptions, including redemptions sought upon a stockholder's death, qualifying disability or confinement to a long-term care facility.
Distribution Reinvestment Plan
As of December 31, 2012, a total of 110,740 shares have been issued under the distribution reinvestment plan.
Distributions
On May 31, 2012, the Company paid a special cash distribution of $1.9 million ($0.15 per common share) to stockholders of record as of the close of business on May 15, 2012, which was funded from a portion (approximately 20%) of the proceeds from the Iroquois Mortgage Loan.  Approximately $1.1 million of the distribution was reinvested in shares of the Company’s common stock pursuant to the distribution reinvestment plan.
On November 15, 2012, the Company's Board of Directors declared another special cash distribution of $1.7 million ($0.075 per common share) to stockholders of record as of the close of business on December 31, 2012, which was paid on January 15, 2013,  which was funded from certain cash flowing properties. Approximately $1.1 million of these distributions was invested in shares of the Company’s common stock pursuant to the distribution reinvestment plan.
The Company has declared seven quarterly stock distributions of 0.015 shares and one quarterly distribution of 0.0075 shares per each share of its common stock outstanding. In connection with these stock distributions, the Company increased its accumulated deficit by $9.7 million as of December 31, 2012.